Accrued compensation due executive officers and board of directors	12 Months Ended
Sep. 30, 2014
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]

Note 8 – Accrued compensation due executive officers and board of directors

Due to working capital limitations, we have deferred payments of compensation to our Chief Executive Officer and former Chief Financial Officer, and to members of our Board of Directors, which are included in accrued compensation and related expenses in the accompanying consolidated balance sheets.

Accrued compensation due to executive officers and board of directors consisted of the following:

	September 30, 2014	September 30, 2013
Due to officers	$211,348	$236,549
Due to directors	120,424	70,272
Total	$331,772	$306,821

Of the balance of $414,898 and $381,873 in accrued compensation and related expenses in the consolidated balance sheets at September 30, 2014 and 2013, $64,133 and $70,333 respectively is related to accrued paid time off and to accrued payroll taxes on deferred compensation.